INCOME TAX - Tax rate (Details) $ in Millions		12 Months Ended
	Jan. 01, 2018 HKD ($) item	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INCOME TAX
Income tax rate (as a percent)		25.00%	25.00%	25.00%
PRC
INCOME TAX
Income tax rate (as a percent)		25.00%
Hong Kong SAR
INCOME TAX
Income tax rate (as a percent)	16.50%	16.50%
Amount of first assessable profits earned will be taxed at half the current tax rate | $	$ 2
Tax rate for first HK$2 million of assessable profits earned	8.25%
Number of entities to be nominated and benefit from the progressive rates | item	1
Singapore
INCOME TAX
Income tax rate (as a percent)		17.00%